Capital and Reserves	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Capital and Reserves
14.
Capital and Reserves

Share capital and share premium

As of June 30, 2025 issued share capital of the Company was as follows:

	Shares (number)	Share Capital (in thousand Euros)
Class A shares of euro 0.12 nominal value each	326,898,645	39,234
Class B shares of euro 1.20 nominal value each	13,500,793	16,201
Class C shares of euro 1.08 nominal value each	9,770,000	10,552
Total	350,169,438	65,987

All the shares issued were fully paid as of the date of the capital increases. Wallbox’s Class A Shares, Class B Shares and Conversion Shares (“Class C Shares”) provide their holders with same economic rights; however, Class B Shares provide holders with ten (10) votes per share, Class C Shares provide holders with nine (9) votes per share and Class A Shares provide holders with one (1) vote per share.

Wallbox’s Class A Shares began trading on the NYSE under the “WBX” symbol on October 4, 2021.

As of June 30, 2025 and December 31, 2024, authorized share capital was as follows:

June 30, 2025	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	409,770,000	0.12	49,172
Class B Shares	40,230,000	1.20	48,276
Conversion shares	9,770,000	1.08	10,552
Total	459,770,000		108,000

December 31, 2024	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	409,770,000	0.12	49,172
Class B Shares	40,230,000	1.20	48,276
Conversion shares	9,770,000	1.08	10,552
Total	459,770,000		108,000

During the six months ended June 30, 2025, there were the following share capital and share premium movements:

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)
At December 31, 2024	260,633,072		55,243	531,113
January 2025: Stock option plan execution (MSOP/RSU) (Class A shares)	16,189	0.12	2	41
January 2025: Capital increase (ATM) (Class A shares)	739,742	0.12	89	314
February 2025: Stock option plan execution (RSU) (Class A shares)	574,272	0.12	69	903
February 2025: Capital increase (Private placement) (Class A shares)	26,707,142	0.12	3,205	6,204
March 2025: Stock option plan execution (MSOP/RSU) (Class A shares)	197,136	0.12	24	463
April 2025: Stock option plan execution (RSU) (Class A shares)	309,899	0.12	37	1,490
May 2025: Stock option plan execution (RSU) (Class A shares)	16,170	0.12	2	28
June 2025: Stock option plan execution (RSU/ESPP) (Class A shares)	757,242	0.12	91	199
June 2025: Capital increase (Private Placement) (Class A shares)	22,458,944	0.12	2,695	2,217
June 2025: Capital increase (Private Placement - SETT) (Class A shares)	37,759,630	0.12	4,531	3,825
June 2025: Off sett share premium and accumulated deficit	—	—	—	(542,972)
At June 30, 2025	350,169,438		65,987	3,825

The capital increases that have taken place during the six months ended June 30, 2025 correspond mainly to the private placement, stock plans execution (see Note 19) and at-the-market program.

At June 30, 2025 the shareholder of the parent company have approved the offset of losses against share premium for an amount of Euros 531,113 thousand. Additionally, at June 30, 2025 the board of directors approved an additional offset of losses against share premium for an amount of Euros 11,859 thousand.

Nature and purpose of reserves

Consolidated prior years' Accumulated deficit

As of June 30, 2025, consolidated accumulated deficit amounts to Euros 63,770 thousand, as compared to Euros 569,175 as of December 31, 2024.

A free distribution is restricted for the amount of capitalized internal development costs as carried on the consolidated statement of financial position. As of June 30, 2025, the amount of capitalized development costs as carried on the consolidated statement of financial position amounts to Euros 62,630 thousand, as compared to Euros 66,308 thousand as of December 31, 2024, as further detailed in Note 10.

Foreign currency translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations. This reserve is not freely distributable. This reserve amounts to Euros (2,989) thousand as of June 30, 2025, as compared to Euros 12,784 thousand as of December 31, 2024.

Other equity components:

Share-based payments

The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration. This reserve was Euros 19,953 thousand as of June 30, 2025, as compared to Euros 22,626 thousand as of December 31, 2024. Refer to Note 19 for further details of these plans.

Equity-settled earn-out

In addition, this caption includes Euros 802 thousand corresponding to the amount to be paid in shares for to the acquisition of Ares (2024: Euros 738 thousand).

Measurement adjustments to financial assets through OCI

Investments in funds referred to in Note 11 are measured at fair value at year end. The change in their valuation is recognized as other equity components through other comprehensive income.

Others

Within the others the Group included the impact in 2024 of reversing the put option liability related to ABL acquisition for an amount of Euros 11.429 thousand.